Organization and Reorganization (Details) - Schedule of Financial Information of the Group’s VIEs - Variable Interest Entity, Primary Beneficiary [Member] - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	¥ 3,532		¥ 3,987	¥ 6,172
Amount due from the subsidiaries of the Group	125,964		123,349	117,489
Other current assets	11,233		30,622	51,126
Total current assets	140,729		157,958	174,787
Non-current assets:
Long-term investments	5,991		5,564	5,383
Operating lease right-of-use assets	53		267	1,045
Total non-current assets	6,044		5,831	6,428
TOTAL ASSETS	146,773		163,789	181,215
Current liabilities:
Short term borrowings	11,000		14,487	1,169
Accounts payable	3,387		838	818
Advance from customers	3,582		3,921
Salary and welfare benefits payable	8,362		15,017	21,803
Other taxes payable	721		3,851	15,119
Short-term operating lease liabilities	375		659	652
Current portion of deferred revenue	1,213		1,216	1,345
Other current liabilities	7,421		4,654	2,508
Account due to subsidiaries of the Group	248,791		250,341	266,679
Total current liabilities	284,852		294,984	313,079
Long-term borrowings	12,900		3,000	1,546
Long-term operating lease liabilities	22			605
Non-current portion of deferred revenue	11		49
Total non-current liabilities	12,933		3,049	2,169
Total liabilities	297,785		298,033	315,248
Net revenues	15,360	¥ 34,220	68,167	95,382	¥ 93,975
Net income/ (loss)	(15,250)	4,573	(418)	19,775	(30,565)
Net cash used in operating activities	(6,868)	(6,083)	(15,357)	2,483	(22,124)
Net cash generated from investing activities					2,920
Net cash generated from financing activities	6,413	4,235	¥ 13,172	¥ (1,285)	¥ 4,000
Net decrease in cash, cash equivalent and restricted cash	¥ (455)	¥ (1,848)